Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of property and equipment at cost less accumulated depreciation
Useful Life
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives
Office furniture, equipment and others	3 – 5 years
Motor vehicles	5 years